Fair Value Measurement- Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 1	$ 1,597	$ 1,053
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	759	652
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	826	1,775	1,114
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	781	2,535	0
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) net of hedges was realized for FVTPL assets and FVTPL liabilities	$ 9	$ 7	$ 2	$ 9	$ (18)